FINANCIAL RISK MANAGEMENT - Schedule of Derivative Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 5,511	£ 8,341
Trading and other	4,825	6,979
Hedging	52	672
Derivative financial assets not including due from related party undertakings	4,877	7,651
Due from fellow Lloyds Banking Group undertakings	634	690
The Group | Investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	3,991	5,942
Hedging	52	667
Derivative financial assets not including due from related party undertakings	4,043	6,609
The Group | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	834	1,037
Hedging	0	5
Derivative financial assets not including due from related party undertakings	834	1,042
The Group | Other | Sub-investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	622	969
The Group | Other | Not rated
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	212	73
The Group | Net credit risk
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	3,142	4,968
The Group | Cash collateral received/ pledged
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	1,642	2,702
The Group | OECD banks
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	67	151
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	6,898	12,595
Trading and other	2,933	4,588
Hedging	32	240
Derivative financial assets not including due from related party undertakings	2,965	4,828
Due from fellow Lloyds Banking Group undertakings	3,933	7,767
The Bank | Investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	2,847	4,442
Hedging	32	237
Derivative financial assets not including due from related party undertakings	2,879	4,679
The Bank | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Trading and other	86	146
Hedging	0	3
Derivative financial assets not including due from related party undertakings	86	149
The Bank | Other | Sub-investment grade
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	42	135
The Bank | Other | Not rated
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	44	14
The Bank | Net credit risk
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	4,879	9,843
The Bank | Cash collateral received/ pledged
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	930	1,308
The Bank | OECD banks
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 37	£ 116